Marketable Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities [Abstract]
Proceeds from sale of marketable securities	$ 9,717
Gain on sale of marketable securitites	57
Interest receivable	$ 81	$ 213